UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09155

Investment Company Act File Number

Eaton Vance New Jersey Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New Jersey Municipal Income Trust

August 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 162.0%

Security	Principal Amount (000’s omitted)	Value
Education — 22.8%
New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	$250	$266,587
New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	250	265,103
New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	220	233,603
New Jersey Educational Facilities Authority, (Kean University), 5.50%, 9/1/36	1,730	1,974,864
New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/38(1)	3,500	3,799,390
New Jersey Educational Facilities Authority, (Ramapo College), 4.00%, 7/1/27	1,325	1,423,620
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	640	722,957
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	1,650	1,770,862
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), 7.50%, 12/1/32	965	1,211,374
Rutgers State University, 5.00%, 5/1/39(1)	3,150	3,510,864

		$15,179,224

Electric Utilities — 4.7%
Puerto Rico Electric Power Authority, 5.00%, 7/1/29	$500	$535,045
Puerto Rico Electric Power Authority, 5.25%, 7/1/25	1,000	1,102,020
Salem County Pollution Control Financing Authority, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	1,500	1,516,995

		$3,154,060

General Obligations — 15.2%
Burlington County Bridge Commission, 4.00%, 8/15/23	$320	$361,008
Monmouth County Improvement Authority, (Governmental Pooled Loan), 5.00%, 1/15/28	1,850	2,227,585
Monmouth County Improvement Authority, (Governmental Pooled Loan), 5.00%, 1/15/30	1,795	2,140,268
Monroe Township Board of Education, Middlesex County, 4.00%, 8/1/24	2,500	2,857,250
Montgomery Township Board of Education, 3.00%, 9/1/20	1,085	1,182,531
Tenafly Board of Education, 4.00%, 7/15/27(2)	1,235	1,378,396

		$10,147,038

Hospital — 19.7%
Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$90	$92,242
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	1,335	1,362,741
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	2,290	2,468,460
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	2,090	2,203,926
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), 5.75%, 7/1/39	915	996,444
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/21	1,000	1,182,230
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/31	1,000	1,102,010
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	2,440	2,524,375

Security	Principal Amount (000’s omitted)	Value
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	$1,075	$1,223,264

		$13,155,692

Housing — 3.6%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$680	$697,585
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	1,635	1,697,588

		$2,395,173

Industrial Development Revenue — 7.2%
Middlesex County Pollution Control Authority, (Amerada Hess), 5.75%, 9/15/32	$500	$500,945
Middlesex County Pollution Control Authority, (Amerada Hess), 6.05%, 9/15/34	540	560,601
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	50	50,668
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	135	137,912
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00% to 6/1/13 (Put Date), 6/1/33	750	788,175
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	220	249,933
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	2,235	2,500,451

		$4,788,685

Insured-Electric Utilities — 1.0%
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	$595	$645,295

		$645,295

Insured-Gas Utilities — 5.6%
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (FGIC), (NPFG), (AMT), 4.90% to 10/1/25 (Put Date), 10/1/40	$3,540	$3,756,967

		$3,756,967

Insured-General Obligations — 3.9%
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$1,015	$1,133,694
Lakewood Township, (AGC), 5.75%, 11/1/31	1,240	1,464,118

		$2,597,812

Insured-Hospital — 5.0%
New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	$750	$810,847
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	390	417,947
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	500	535,830
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,380	1,537,072

		$3,301,696

Insured-Housing — 5.1%
New Jersey Housing and Mortgage Finance Agency, (Multi-Family Housing), (AGM), (AMT), 5.05%, 5/1/34	$3,390	$3,392,848

		$3,392,848

Security	Principal Amount (000’s omitted)	Value
Insured-Industrial Development Revenue — 3.1%
New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$1,940	$2,096,771

		$2,096,771

Insured-Lease Revenue/Certificates of Participation — 4.5%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34(3)	$1,500	$1,723,125
New Jersey Economic Development Authority, (School Facilities Construction), (FGIC), (NPFG), 5.50%, 9/1/28	1,000	1,300,200

		$3,023,325

Insured-Special Tax Revenue — 12.1%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/25	$5,250	$3,519,705
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	4,300	2,484,497
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	2,020	1,108,778
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	3,535	314,156
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	3,810	614,210

		$8,041,346

Insured-Student Loan — 3.7%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$2,215	$2,471,940

		$2,471,940

Insured-Transportation — 0.5%
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	$315	$367,974

		$367,974

Lease Revenue/Certificates of Participation — 5.8%
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$1,500	$1,699,440
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	1,700	1,851,487
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	250	293,310

		$3,844,237

Other Revenue — 6.3%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$7,200	$518,832
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	13,280	371,176
New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48	2,040	2,264,094
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	250	289,125
Tobacco Settlement Financing Corp., 5.00%, 6/1/41	900	750,591

		$4,193,818

Senior Living/Life Care — 3.2%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$465	$495,123
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	770	821,105
New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	815	819,971

		$2,136,199

Special Tax Revenue — 3.4%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$100	$104,897
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	175	181,023
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	750	813,075

Security	Principal Amount (000’s omitted)	Value
Puerto Rico Sales Tax Financing Corp., 5.75%, 8/1/37	$500	$558,315
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	500	591,440

		$2,248,750

Student Loan — 3.7%
New Jersey Higher Education Student Assistance Authority, (AMT), 1.417%, 6/1/36(1)(4)(5)	$2,500	$2,439,100

		$2,439,100

Transportation — 19.7%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,060	$1,173,197
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	1,080	1,188,702
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,850	2,202,536
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	250	291,135
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	530	622,310
New Jersey Turnpike Authority, 5.25%, 1/1/40	3,600	4,051,728
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	1,995	2,390,589
South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	1,175	1,181,850

		$13,102,047

Water and Sewer — 2.2%
North Hudson Sewerage Authority, 5.00%, 6/1/29	$1,275	$1,469,896

		$1,469,896

Total Tax-Exempt Investments — 162.0% (identified cost $98,720,762)		$107,949,893

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (50.2)%		$(33,426,565)

Other Assets, Less Liabilities — (11.8)%		$(7,891,689)

Net Assets Applicable to Common Shares — 100.0%		$66,631,639

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2012, 27.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 9.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	When-issued security.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)	Variable rate security. The stated interest rate represents the rate in effect at August 31, 2012.

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $439,100.

A summary of open financial instruments at August 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/12	145 U.S. 30-Year Treasury Bond	Short	$(21,712,352)	$(21,953,906)	$(241,554)

At August 31, 2012, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At August 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $241,554.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$89,229,698

Gross unrealized appreciation	$9,992,758
Gross unrealized depreciation	(727,563)

Net unrealized appreciation	$9,265,195

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2012, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$107,949,893	$—	$107,949,893
Total Investments	$—	$107,949,893	$—	$107,949,893

Liability Description
Futures Contracts	$(241,554)	$—	$—	$(241,554)
Total	$(241,554)	$—	$—	$(241,554)

The Trust held no investments or other financial instruments as of November 30, 2011 whose fair value was determined using Level 3 inputs. At August 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New Jersey Municipal Income Trust

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	October 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	October 25, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	October 25, 2012